Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt [Abstract]
Short-term bank borrowings, total	€ 76	€ 71
Forward contracts short term	88	49
Current portion of non-current borrowings	1,230	552
Current borrowings and current portion of non-current borrowings	€ 1,394	€ 672	€ 1,585